BUSINESS COMBINATION (Detail Textuals 6) (Apex)	Jun. 04, 2012 RBC term loan Line of credit USD ($)	Jun. 04, 2012 RBC term loan Line of credit CAD	Jun. 04, 2012 RBC term loan Term credit facility USD ($)	Jun. 04, 2012 RBC term loan Term credit facility CAD	Jun. 04, 2012 RBC term loan Revolving demand facility USD ($)	Jun. 04, 2012 RBC term loan Revolving demand facility CAD	Jun. 04, 2012 BDC term loan Term credit facility USD ($)	Jun. 04, 2012 BDC term loan Term credit facility CAD
Business Acquisition [Line Items]
Aggregate amount of credit facility	$ 2,641,000	2,750,000	$ 2,401,000	2,500,000	$ 192,000	200,000	$ 1,632,000	1,700,000